11. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events
Management of the Company has evaluated subsequent events through May 5, 2015, the date these consolidated financial statements were issued.

Under the Notes offering, the Company issued an additional $32 subsequent to March 31, 2015 and had redemptions of $0. The total debt issued and outstanding pursuant to the Notes offering as of May 5, 2015 is $5,700. Of the $5,700, $1,471 is from managers, members, and their respective affiliates.

Under the purchase and sale agreement, the Company has recorded $599 of secured debt as of May 5, 2015.

On April 30, 2015, the Company entered into a purchase and sale agreement with Seven Kings Holdings, Inc. (“7Kings”) as purchaser and the Company as seller, whereby 7Kings will buy loans offered to it by us, providing that their portions of the loans always total less than $1,500. 7Kings may adjust the $1,500 with notice, but such change will not cause a buyback by us. 7Kings is buying pari-passu positions in the loans they purchase, generally 50% of each loan. 7Kings will generally receive a 9% interest rate on its portion of the loan balance, and we will receive the rest of the interest and all of the loan fees.  We will service the loans.  There is an unlimited right for us to call any loan sold.  This transaction will be accounted for as a secured line of credit.  The balance due was $0 on May 5, 2015.

Management of the Company has evaluated subsequent events through March 4, 2015, the date these consolidated financial statements were issued.

Under the Notes offering, the Company issued an additional $15 subsequent to December 31, 2014 and had redemptions of $0. The total debt issued and outstanding pursuant to the Notes offering as of March 4, 2015 is $5,442. Of the $5,442, $768 is from managers, members, and their respective affiliates.

Under the Purchase and Sales Agreement, the Company has recorded $791 of secured debt as of March 4, 2015.

The balance of the SF Note ($375) was repaid to the Hoskins Group.